Consolidated Statements of Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Profit/(loss) for the year	€ (1,147)	€ (1,704)
Non-cash items:
Depreciation of property, plant, and equipment	116	98
Amortization of intangible assets	1,521	1,407
Impairment of intangible assets	0	25
Net finance expenses	564	346
Foreign currency gains and losses	(70)	(85)
Share-based compensation	1,777	376
Change in operating assets and liabilities:
Change in contract liabilities	858	322
Changes in tax positions	(573)	(712)
Change in provisions	(62)	(639)
Change in other operating assets and liabilities	84	17
Changes in working capital:
Change in current trade and other receivables	(629)	421
Change in current trade and other payables	(2,956)	1,798
Cash inflow (outflow) from operating activities	(517)	1,670
Interest paid	(221)	(261)
Net cash inflow (outflow) from operating activities	(738)	1,409
Expenditure for investments in intangible assets	(1,473)	(728)
Expenditure for investments in property, plant and equipment	(226)	(973)
Settlement of contingent consideration in connection with a business combination	0	(295)
Proceeds from the disposal of discontinued operations	0	250
Cash inflow (outflow) from investing activities	(1,699)	(1,746)
Proceeds from stock option exercises	139	0
Proceeds from bank loans	14,910	0
Repayment of bank loans	(938)	(5)
Settlement of deferred compensation in connection with a business combination	0	(1,000)
Payments directly related to loan facility	(60)	0
Repayment of shareholder loans	(6,157)	0
Cash merger consideration payments to Affinitas shareholders	(5,730)	0
Cash inflow (outflow) from financing activities	2,164	(1,005)
Change in cash and cash equivalents	(273)	(1,342)
Cash and cash equivalents at January 1	8,214	8,064
Effects of exchange rate fluctuations on cash	112	0
Cash and cash equivalents at June 30	€ 8,053	€ 6,722